Organization, Business Operation and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Business Operation and Going Concern [Abstract]
Organization, Business Operation and Going Concern

Note 1 — Organization, Business Operation and Going Concern

Clover Leaf Capital Corp. (the “Company,” “our,” “we,” or “us”) a blank check company incorporated in the State of Delaware for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). The Company may pursue the initial Business Combination target in any industry or geographic location. The Company originally intended to focus its search for a target business engaged in the cannabis industry.

As of March 31, 2024, the Company had not commenced any operations. All activity for the period from February 25, 2021 (inception) through March 31, 2024 relates to the Company’s formation, the initial public offering that the Company consummated on July 22, 2021 (the “Initial Public Offering” or “IPO”) and the Company’s efforts to pursue an initial Business Combination described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

The Company’s sponsor is Yntegra Capital Investments, LLC, a Delaware limited liability company (the “Sponsor”).

The Registration Statement on Form S-1 initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 4, 2021, as amended for the Company’s IPO (the “IPO Registration Statement”) was declared effective on July 19, 2021. On July 22, 2021, the Company consummated its IPO of 13,831,230 units (the “Units” and, with respect to the Company’s Class A common stock, par value $0.0001 (“Class A Common Stock”) included in the Units being offered, the “Public Shares”) at $10.00 per Unit, which is discussed in Note 3 (“The Initial Public Offering”), and the sale of 675,593 Units which is discussed in Note 4 (“The Private Placement”), at a price of $10.00 per private placement unit (“Private Placement Units”), in a private placement (the “Private Placement”) to the Sponsor and Maxim Group LLC, the representative of the underwriters (the “Representative”), that closed simultaneously with the IPO. On July 22, 2021, the underwriters partially exercised their over-allotment option and purchased 1,331,230 of their full 1,875,000 Units available and subsequently forfeited the remainder of their option as of July 28, 2021. The Company’s executive officers and directors (“Management” or “Management Team”) has broad discretion with respect to the specific application of the net proceeds of the IPO and sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating an initial Business Combination.

Transaction costs amounted to $9,562,126 consisting of $2,766,246 of underwriting commissions, $4,840,931 of deferred underwriting commissions, $1,383,123 of the fair value of the 138,312 Class A Common Stock issued to the Representative and/or its designees upon the consummation of the IPO (“Representative Shares”), and $571,826 of other cash offering costs.

The Company’s initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into an initial Business Combination. However, the Company will only complete an initial Business Combination if the post-initial Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect an initial Business Combination.

Following the closing of the IPO on July 22, 2021, $140,386,985 ($10.15 per Unit) from the net proceeds sold in the IPO, including the proceeds of the sale of the Private Placement Units, will be held in a U.S.-based trust account (“Trust Account”), with Continental Stock Transfer & Trust Company (“Continental”) acting as trustee, and until July 6, 2023 were invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. Department of the Treasury (“Treasury”) obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to pay the Company’s franchise and income taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (1) the completion of an initial Business Combination; (2) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s Amended and Restated Certificate of Incorporation, as amended and currently in effect (the “Amended and Restated Charter”) (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete an initial Business Combination within the applicable period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity; and (3) the redemption of the Public Shares if the Company has not completed an initial Business Combination within the applicable period, subject to applicable law.

The Company will provide its holders of Public Shares, including its Sponsor and any other holders of Founder Shares (as defined below) (see Note 5) (or their permitted transferees prior to our IPO (the “Initial Stockholders”) and Management Team to the extent our Initial Stockholders and/or the members of our Management Team purchase Public Shares (the “Public Stockholders”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (1) in connection with a stockholder meeting called to approve the initial Business Combination or (2) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require it to seek stockholder approval under applicable law or stock exchange listing requirement. The Company will provide its public stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay franchise and income taxes, divided by the number of then issued and outstanding Public Shares, subject to the limitations described herein.

The shares of Class A Common Stock and Class B common stock, par value $0.0001 per share (the “Class B Common Stock,” and together with the Class A Common Stock, the “Common Stock”) subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with an initial Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of an initial Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the initial Business Combination.

The Company will have only until July 22, 2024 to complete the initial Business Combination (the “Combination Period”). Pursuant to the terms of the Company’s Amended and Restated Charter and the Investment Management Trust Agreement, dated July 19, 2021 entered into between the Company and Continental, as trustee of the Trust Account, in order to extend the time available for the Company to consummate its initial Business Combination, the Sponsor or its affiliates or designees, upon five days’ advance notice prior to the applicable deadline, must have deposited into the Trust Account $1,383,123 ($0.10 per share on or prior to the date of the applicable deadline) for each additional three-month period. Any such payments would be made in the form of a loan. Any such loans will be non-interest bearing and payable upon the consummation of an initial Business Combination. If the Company completes an initial Business Combination, it will, at the option of the Sponsor, repay such loaned amounts out of the proceeds of the Trust Account released to the Company or convert a portion or all of the total loan amount into Units at a price of $10.00 per Unit.

Extension of the Combination Period

The Company originally had up to 12 months from the closing of its Initial Public Offering, or until July 22, 2022, to consummate an initial Business Combination. However, as requested by the Sponsor and as permitted under the Company’s Amended and Restated Charter, on July 19, 2022, the Company extended the Combination Period from

July 22, 2022 to October 22, 2022 (the “July 2022 Extension”). On July 18, 2022, the Company issued a promissory note (the “July 2022 Extension Note”) in the principal amount of $1,383,123 to the Sponsor in connection with the July 2022 Extension. The July 2022 Extension was the first of three three-month extensions permitted under the Company’s Amended and Restated Charter.

On October 19, 2022, the Company held a special meeting of stockholders (the “2022 Special Meeting”). At the 2022 Special Meeting, the Company’s stockholders approved an amendment to the Company’s Amended and Restated Charter to extend the date by which the Company must consummate its initial Business Combination from October 22, 2022 to July 22, 2023, or such earlier date as determined by the Company’s board of directors (the “Board”) (the “October 2022 Extension”). In connection with the 2022 Special Meeting, stockholders holding 12,204,072 shares of the Company’s Class A Common Stock issued in the Company’s IPO exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $125,587,180.34 (approximately $10.29 per share) was removed from the Company’s Trust Account to pay such holders. On October 19, 2022, the Company issued a promissory note (the “October 2022 Extension Note”) in the principal amount of $1,383,123 to the Sponsor in connection with the October 2022 Extension.

On July 21, 2023, the Company held a special meeting of stockholders (the “2023 Special Meeting”). At the 2023 Special Meeting, the Company’s stockholders approved an amendment (the “2023 Extension Amendment”) to the Company’s Amended and Restated Charter to extend the date by which the Company must consummate its initial Business Combination from July 22, 2023 to January 22, 2024, or such earlier date as determined by the Company’s Board (the “2023 Extension”). On July 20, 2023, the Company filed the 2023 Extension Amendment with the Secretary of State of the State of Delaware.

In connection with the 2023 Special Meeting, stockholders holding 376,002 shares of the Company’s Class A Common Stock issued in the Company’s IPO exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $4,209,931.03 (approximately $11.20 per share after removal of interest to pay taxes) was removed from the Company’s Trust Account to pay such holders, resulting in approximately $14,008,650.13 remaining in the Trust Account. On July 22, 2023, the Company issued a promissory note (the “2023 Extension Note”) in the principal amount of $360,000 to the Sponsor in connection with the 2023 Extension.

In connection with the 2023 Extension, the Company caused up to $360,000 to be deposited into the Trust Account in installments of $60,000 per month, which equates to approximately $0.048 per remaining Public Share, for each calendar month or portion thereof (commencing on July 22, 2024 and on the 22nd of each subsequent month until January 22, 2024), that the Company needs to complete an initial Business Combination, and such amount was distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the initial Business Combination. As of March 31, 2024, an aggregate of $360,000 had been deposited into the Trust Account.

On January 17, 2024, the Company held a special meeting of stockholders (the “2024 Special Meeting”). At the 2024 Special Meeting, the Company’s stockholders approved an amendment (the “2024 Extension Amendment”) to the Amended and Restated Charter to extend the date by which the Company must consummate its initial Business Combination from January 22, 2024 to July 22, 2024, or such earlier date as determined by the Company’s Board (the “2024 Extension”).

In connection with the 2024 Special Meeting, Public Stockholders holding 202,360 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $2,374,149 (approximately $11.73 per share) was removed from the Trust Account to pay such holders.

Following the approval and implementation of the 2024 Extension Amendment, on January 22, 2024, the Company issued a promissory note (the “2024 Extension Note”) in the aggregate principal amount of up to $360,000 the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $360,000 to deposit into the Company’s

Trust Account for each Public Share that was not redeemed in connection with the 2024 Extension Amendment. The 2024 Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, or (b) the date of the liquidation of the Company. The Company has drawn $180,000 under the 2024 Extension Note, which was outstanding as of March 31, 2024.

On January 22, 2024, the Company deposited $60,000 into the Trust Account, and the Company will continue to deposit $60,000 into the Trust Account for each additional calendar month (promptly following the 22nd of each calendar month), or portion thereof, that is needed by the Company to complete an initial Business Combination until July 22, 2024, and such amount will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the initial Business Combination. As of March 21, 2024, $180,000 of the principal on the 2024 Extension Note has been deposited into the Trust Account.

On January 22, 2024, the Company issued the 2024 Working Capital Note in the principal amount of up to $1,000,000 to the Sponsor. The 2024 Working Capital Note was issued in connection with up to $1,000,000 of advances the Sponsor has made or may make in the future to the Company for working capital expenses. The loan is non-interest bearing and payable upon the earlier of (i) the date of the consummation of the Company’s initial Business Combination or (ii) the date of the liquidation of the Company. As of March 5, 2024, a total of $525,000 had been drawn down on the 2024 Working Capital Note.

Nasdaq Compliance — Minimum Public Holders Requirement and Annual Meeting Requirement

On August 31, 2023, the Company received a deficiency letter from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it no longer met the minimum 300 public holders requirement for The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(3) (the “Minimum Public Holders Requirement”). The notification received had no immediate effect on the Company’s Nasdaq listing. On October 16, 2023, the Company submitted to Nasdaq a plan to regain compliance with the Minimum Public Holders Requirement. On October 25, 2023, in response to such compliance plan, the Staff granted the Company an extension of time to regain compliance with the Minimum Public Holders Requirement. Pursuant to the extension, on or before February 27, 2024, the Company must have filed with Nasdaq documentation that demonstrated that its Common Stock has a minimum of 300 public holders.

On January 23, 2024, the Company received a deficiency notice from the Staff of Nasdaq notifying the Company that it was not in compliance with the requirement pursuant to Nasdaq Listing Rule 5620(a) that companies listed on Nasdaq hold an annual meeting of shareholders within twelve months of their fiscal year end (the “Annual Meeting Requirement”) because it did not hold an annual meeting of stockholders within twelve months of our fiscal year ended December 31, 2022. The notification received had no immediate effect on the Company’s Nasdaq listing. In accordance with Nasdaq rules, the Company had 45 calendar days, or until March 8, 2024, to submit a plan to regain compliance with the Annual Meeting Requirement.

On February 27, 2024, the Company was not able to demonstrate compliance with the Minimum Public Holders Requirement, and as such, on March 1, 2024, the Company received a notice (the “Delisting Notice”) from the Staff of Nasdaq informing the Company that its securities may be subject to suspension and delisting pending the outcome of a hearing before the Nasdaq Hearings Panel (the “Panel”), which the Company requested on March 8, 2024. Because the Staff of Nasdaq issued the Delisting Notice to the Company on March 1, 2024, the Company chose to forego submitting a plan of compliance to Nasdaq related to the Annual Meeting Requirement, with such deficiency serving as an additional basis for delisting the Company’s securities from Nasdaq. Because the Company was unable to demonstrate compliance with the Minimum Public Holders Requirement and did not submit to Nasdaq a plan of compliance related to the Annual Meeting Requirement, the Company’s securities may be subject to suspension and delisting pending the outcome of a hearing before the Panel, which the Company requested on March 8, 2024. The Company’s hearing before the Panel was held on May 7, 2024, and as of the date of this Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2024 (this “Report”), Nasdaq has not issued its decision.

Indemnification Agreement with Kustom Entertainment and Digital Ally

On February 1, 2024, the Company entered into indemnification agreement (the “Indemnification Agreement”) with Kustom Entertainment, Inc., a Nevada corporation (“Kustom Entertainment”) and Digital Ally, Inc., a Nevada corporation and the sole stockholder of Kustom Entertainment, pursuant to which, Kustom Entertainment and Digital Ally, Inc., a Nevada corporation (the “Kustom Entertainment Stockholder”) agreed to indemnify the Company and its officers and directors for liabilities incurred in connection with the Kustom Entertainment Stockholder disclosure incorporated by reference into the Registration Statement on Form S-4 the Company initially filed with the SEC on October 4, 2023, as amended (File No. 333-274851) (the “Kustom Entertainment Registration Statement”).

If the Company has not completed the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Board, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to waive: (i) their redemption rights with respect to any Founder Shares (as defined below) (see Note 5), the shares of the Company’s Class A Common Stock included within the Private Placement Units purchased by our Sponsor, Initial Stockholders, and the underwriters of the Initial Public Offering in the Private Placement (“Private Placement Shares”), and Public Shares held by them, as applicable, in connection with the completion of the initial Business Combination; (ii) their redemption rights with respect to any Founder Shares and Public Shares held by them in connection with a stockholder vote to amend the Company’s Amended and Restated Charter (a) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period or (b) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity; and (iii) their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the prescribed time).

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company and, therefore, the Sponsor may not be able to satisfy those obligations. The Company has not asked the Sponsor to reserve for such obligations.

Franchise and Income Tax Withdrawals from Trust Account

Since completion of its IPO on July 19, 2021, and through March 31, 2024, the Company withdrew $1,017,913 from the Trust Account to pay its liabilities related to federal, Florida state and Delaware franchise taxes. Through March 31, 2024, the Company remitted $777,312 to the respective tax authorities. Additionally, as of March 31, 2024, the Company had accrued but unpaid income tax liability of $161,370 and was in a credit position of $48,543 for Delaware franchise tax, which resulted in remaining excess of funds withdrawn from the Trust Account, but not remitted to the government authorities of $240,601. As of March 31, 2024, the Company had $5,784 in its operating account and inadvertently used $234,817 of the funds withdrawn from the Trust Account for payment of taxes for payment of other operating expenses not related to taxes. The Company continues to incur further tax liabilities and intends to cover such liabilities from the funds in its operating account and, if necessary, from the proceeds from the promissory note to Sponsor, without recurring to additional withdrawals from the Trust Account, until the excess of the funds withdrawn from the Trust Account over the amounts remitted to the government authorities is cured.

Going Concern

As of March 31, 2024 and December 31, 2023, the Company had $5,784 and $162,933 in cash, respectively, and working capital deficit of $5,121,226 and $4,493,502 (net of Delaware franchise and income taxes), respectively.

Prior to the completion of the IPO, the Company’s liquidity needs had been satisfied through a payment from the Sponsor of $25,000 (see Note 5) for the Founder Shares to cover certain offering costs and the loan under an unsecured promissory note from the Sponsor of $300,000 (see Note 5).

On July 24, 2023, the Company issued a promissory note (the “2023 Working Capital Note”) in the principal amount of up to $300,000 to the Sponsor. The 2023 Working Capital Note was issued in connection with advances the Sponsor may make in the future to the Company for working capital expenses. The loan is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date the winding up of the Company is effective.

At various dates in the fourth quarter of 2023, the Sponsor advanced to the Company $415,000 for the Company’s working capital needs. On January 22, 2024, the Company issued the 2024 Working Capital Note in the principal amount of up to $1,000,000 to the Sponsor. The 2024 Working Capital Note was issued in connection with advances the Sponsor may make in the future to the Company for working capital expenses. The loan is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date the winding up of the Company is effective. The funds advanced in the fourth quarter of 2023 were considered advanced under terms of this 2024 Working Capital Note and were outstanding as of March 31, 2024.

In addition, in order to finance transaction costs in connection with an Initial Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans, as defined below (see Note 5). $1,010,750 and $715,000 were outstanding under Working Capital Loans as of March 31, 2024, and December 31, 2023, respectively.

Until the consummation of an initial Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating, and consummating the initial Business Combination. The Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s Sponsor, officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses.

The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. In connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) Topic 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” The Company has until July 22, 2024 to consummate an initial Business Combination, unless otherwise extended. It is uncertain that the Company will be able to consummate an initial Business Combination by this time. If an initial Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary, should the Company be unable to continue as a going concern, and also do not include any adjustments that might result should an initial Business Combination not occur.

Merger Agreement

On June 1, 2023, the Company entered into an Agreement and Plan of Merger (the “Kustom Entertainment Merger Agreement”) with CL Merger Sub, Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), the Sponsor, in the capacity as the representative from and after the Effective Time (as defined in the Kustom Entertainment Merger Agreement) for the stockholders of the Company (other than the Kustom Entertainment Stockholder as of immediately prior to the Effective Time and its successors and assignees) in accordance with the terms and conditions of the Kustom Entertainment Merger Agreement, Kustom Entertainment, which has a focus and mission to own and produce events, festivals, and entertainment alongside its evolving primary and secondary ticketing technologies, and the Kustom Entertainment Stockholder.

Pursuant to the Kustom Entertainment Merger Agreement, subject to the terms and conditions set forth therein upon the consummation of the transactions contemplated by the Kustom Entertainment Merger Agreement (the “Closing”), Merger Sub will merge with and into Kustom Entertainment (the “Merger,” and together with the other transactions and agreements contemplated by the Kustom Entertainment Merger Agreement, the “Kustom Entertainment Business Combination”), with Kustom Entertainment continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of the Company. In the Merger, all of the issued and outstanding capital stock of Kustom Entertainment immediately prior to the Effective Time shall no longer be outstanding and shall automatically be cancelled and shall cease to exist, in exchange for the right for the Kustom Entertainment Stockholder to receive the Merger Consideration (as defined below). Upon consummation of the Kustom Entertainment Business Combination, the Company will change its name to “Kustom Entertainment, Inc.”

The aggregate merger consideration to be paid pursuant to the Kustom Entertainment Merger Agreement to the Kustom Entertainment Stockholder as of immediately prior to the Effective Time will be an amount equal to (the “Merger Consideration”) (i) $125 million, minus (ii) the estimated consolidated indebtedness of Kustom Entertainment as of the Closing (“Closing Indebtedness”). The Merger Consideration to be paid to the Kustom Entertainment Stockholder will be paid solely by the delivery of new shares of the Company’s Class A Common Stock, each valued at $11.14 per share. The Closing Indebtedness (and the resulting Merger Consideration) is based solely on estimates determined shortly prior to the Closing and is not subject to any post-Closing true-up or adjustment.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The Treasury has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. In April 2024, the Treasury issued proposed regulations providing guidance with respect to the excise tax. Taxpayers may rely on these proposed regulations until final regulations are issued. Under the proposed regulations, liquidating distributions made by special purpose acquisition companies are exempt from the excise tax. In addition, any redemptions that occur in the same taxable year as a liquidation is completed will also be exempt from such tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with an initial Business Combination, a vote by the stockholders of the Company to extend the period of time to complete the initial Business Combination (“Extension Vote”) or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with an initial Business Combination, Extension Vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the initial Business Combination, extension or otherwise, (ii) the structure of an initial Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with an initial Business Combination (or otherwise issued not in connection with an initial Business Combination but issued within the same taxable year of an initial Business Combination), and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete an initial Business Combination and in the Company’s ability to complete an initial Business Combination.

As discussed above, on July 19, 2023, holders of 376,002 shares of Common Stock elected to redeem their shares in connection with the 2023 Extension Amendment. As a result, $4,209,931 was removed from the Company’s Trust Account to pay such holders. On January 22, 2024, holders of 202,360 shares of Common Stock elected to redeem their shares in connection with the 2024 Extension Amendment. As a result, $2,304,427 was removed from the Company’s Trust Account to pay such holders.

Management has evaluated the requirements of the IR Act and the Company’s operations and has determined that $ 65,841 is required to be recorded as a liability, which remained outstanding on the Company’s balance sheet as of March 31, 2024. This liability will be reevaluated and remeasured at the end of each quarterly period.

New SPAC Rules

On January 24, 2024, the SEC adopted new rules and regulations for special purpose acquisition companies (“SPACs”), which will become effective on July 1, 2024 (the “2024 SPAC Rules”). The 2024 SPAC Rules require, among other matters, (i) additional disclosures relating to SPAC Business Combination transactions; (ii) additional disclosures relating to dilution and to conflicts of interest involving sponsors and their affiliates in both SPAC initial public offerings and Business Combination transactions; (iii) additional disclosures regarding projections included in SEC filings in connection with proposed Business Combination transactions; and (iv) the requirement that both the SPAC and its target company be co-registrants for Business Combination registration statements. In addition, the SEC’s adopting release provided guidance describing circumstances in which a SPAC could become subject to regulation under the Investment Company Act, including its duration, asset composition, business purpose, and the activities of the SPAC and its management team in furtherance of such goals. The 2024 SPAC Rules may materially affect our ability to negotiate and complete our initial Business Combination and may increase the costs and time related thereto.

Note 1 — Organization, Business Operation and Going Concern

Clover Leaf Capital Corp. (the “Company”) a blank check company incorporated in the State of Delaware for the purpose of effecting a merger, stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). The Company may pursue the initial Business Combination target in any industry or geographic location. The Company intended to focus its search for a target business engaged in the cannabis industry.

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from February 25, 2021 (inception) through December 31, 2023 relates to the Company’s formation, the initial public offering (the “Initial Public Offering” or “IPO”) and the Company’s efforts to pursue an initial Business Combination described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

The Company’s sponsor is Yntegra Capital Investments, LLC, a Delaware limited liability company (the “Sponsor”).

The Registration Statement for the Company’s IPO (the “IPO Registration Statement”) was declared effective on July 19, 2021. On July 22, 2021, the Company consummated its IPO of 13,831,230 units (the “Units” and, with respect to the Company’s Class A common stock, par value $0.0001 (“Class A Common Stock”) included in the Units being offered, the “Public Shares”) at $10.00 per Unit, which is discussed in Note 3 (“The Initial Public Offering”), and the sale of 675,593 Units which is discussed in Note 4 (“The Private Placement”), at a price of $10.00 per private placement unit (“Private Placement Units”), in a private placement (the “Private Placement”) to the Sponsor and Maxim Group LLC (the “Representative”), the representative of the underwriters, that closed simultaneously with the IPO. On July 22, 2021, the underwriters partially exercised their over-allotment option and purchased 1,331,230 of their full 1,875,000 Units available and subsequently forfeited the remainder of their option as of July 28, 2021. The Company’s executive officers and directors (“Management”) has broad discretion with respect to the specific application of the net proceeds of the IPO and sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating an initial Business Combination.

Transaction costs amounted to $9,562,126 consisting of $2,766,246 of underwriting commissions, $4,840,931 of deferred underwriting commissions, $1,383,123 of the fair value of the 138,312 Class A Common Stock issued to the Representative and/or its designees upon the consummation of the IPO (“Representative Shares”), and $571,826 of other cash offering costs.

The Company’s initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into an initial Business Combination. However, the Company will only complete an initial Business Combination if the post-initial Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect an initial Business Combination.

Following the closing of the IPO on July 22, 2021, $140,386,985 ($10.15 per Unit) from the net proceeds sold in the IPO, including the proceeds of the sale of the Private Placement Units, will be held in a trust account (“Trust Account”), with Continental Stock Transfer & Trust Company (“Continental”) acting as trustee, and until July 6, 2023 were invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. Department of the Treasury (“Treasury”) obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to pay the Company’s franchise and income taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (1) the completion of an initial Business Combination; (2) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s Amended and Restated Certificate of Incorporation, as amended and currently in effect (the “Amended and Restated Charter”) (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete an initial Business Combination within the applicable period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity; and (3) the redemption of the Public Shares if the Company has not completed an initial Business Combination within the applicable period, subject to applicable law.

The Company will provide its Public Stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (1) in connection with a stockholder meeting called to approve the initial Business Combination or (2) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require it to seek stockholder approval under applicable law or stock exchange listing requirement. The Company will provide its public stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay franchise and income taxes, divided by the number of then issued and outstanding Public Shares, subject to the limitations described herein.

The shares of Class A Common Stock and Class B common stock, par value $0.0001 per share (the “Class B Common Stock” and together with the Class A Common Stock, the “Common Stock”) subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with an initial Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of an initial Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the initial Business Combination.

The Company will have only until July 22, 2024 to complete the initial Business Combination (the “Combination Period”). Pursuant to the terms of the Company’s Amended and Restated Charter and the Investment Management Trust Agreement, dated July 19, 2021 entered into between the Company and Continental, as trustee of the Trust Account, in order to extend the time available for the Company to consummate its initial Business Combination, the Sponsor or its affiliates or designees, upon five days’ advance notice prior to the applicable deadline, must deposit into the Trust Account for each additional three-month period, $1,383,123 ($0.10 per share on or prior to the date of the applicable deadline) for each additional three-month period. Any such payments would be made in the form of a loan. Any such loans will be non-interest bearing and payable upon the consummation of an initial Business Combination. If the Company completes an initial Business Combination, it will, at the option of the Sponsor, repay such loaned amounts out of the proceeds of the Trust Account released to the Company or convert a portion or all of the total loan amount into Units at a price of $10.00 per Unit.

On July 18, 2022, the Company issued a promissory note (the “July 2022 Extension Note”) in the principal amount of $1,383,123 to the Sponsor in connection with the extension of the Combination Period from July 22, 2022 to October 22, 2022 (the “July 2022 Extension”).

On October 19, 2022, the Company held a special meeting of stockholders (the “2022 Special Meeting”). At the 2022 Special Meeting, the Company’s stockholders approved an amendment to the Company’s Amended and Restated Charter to extend the date by which the Company must consummate its initial Business Combination from October 22, 2022 to July 22, 2023, or such earlier date as determined by the Company’s board of directors (the “Board”) (the “October 2022 Extension”). In connection with the 2022 Special Meeting, stockholders holding 12,204,072 shares of the Company’s Class A Common Stock issued in the Company’s IPO exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $125,587,180.34 (approximately $10.29 per share) was removed from the Company’s Trust Account to pay such holders.

On July 19, 2023, the Company held a special meeting of stockholders in lieu of an annual meeting of stockholders (the “2023 Special Meeting”). At the 2023 Special Meeting, the Company’s stockholders approved an amendment (the “2023 Extension Amendment”) to the Company’s Amended and Restated Charter to extend the date by which the Company must consummate its initial Business Combination from July 22, 2023 to January 22, 2024, or such earlier date as determined by the Company’s Board (the “2023 Extension”). On July 20, 2023, the Company filed the 2023 Extension Amendment with the Secretary of State of the State of Delaware.

In connection with the 2023 Special Meeting, stockholders holding 376,002 shares of the Company’s Class A Common Stock issued in the Company’s IPO exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $4,209,931.03 (approximately $11.20 per share after removal of interest to pay taxes) was removed from the Company’s Trust Account to pay such holders, resulting in approximately $14,008,650.13 remaining in the Trust Account.

In connection with the 2023 Extension, the Company will cause up to $360,000 to be deposited into the Trust Account in installments of $60,000 per month, which equates to approximately $0.048 per remaining Public Share, for each calendar month or portion thereof (commencing on July 22, 2023 and on the 22nd of each subsequent month until January 22, 2024), that the Company needs to complete an initial Business Combination, and such amount will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the initial Business Combination. As of July 21, 2023, an aggregate of $60,000 had been deposited into the Trust Account to support the 2023 Extension. The Company deposited $360,000 in the Trust Account through December 31, 2023.

On August 31, 2023, the Company received a deficiency letter from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market (“Nasdaq”) notifying the Company that the Company no longer meets the minimum 300 public holders requirement for The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(3) (the “Minimum Public Holders Requirement”). The notification received has no immediate effect on the Company’s Nasdaq listing. On October 16, 2023, the Company submitted to Nasdaq a plan to regain compliance with the Minimum Public Holders Requirement. On October 25, 2023, in response to such compliance plan, the Staff granted the Company an extension of time to regain compliance with the Minimum Public Holders Requirement. Pursuant to the extension, on or before February 27, 2024, the Company must have filed with Nasdaq documentation that demonstrated that the Company’s Common Stock has a minimum of 300 public holders. On February 27, 2024, the Company was not able to demonstrate compliance with the Minimum Public Holders Requirement, and as such, on March 1, 2024, the Company received a notice from the Staff of Nasdaq (the “Delisting Notice”) informing the Company that its securities may be subject to suspension and delisting pending the outcome of a hearing before the Nasdaq Hearings Panel (the “Panel”), which the Company requested on March 8, 2024. The Company’s hearing before the Panel was held on May 7, 2024, and as of the date of this proxy statement/prospectus, Nasdaq has not issued its decision.

On October 4, 2023, the Company issued a press release announcing that the Company had submitted to EDGAR, the SEC’s online portal, a Registration Statement on Form S-4, which includes a preliminary proxy statement/prospectus, with respect to the Company’s proposed initial Business Combination (the “Kustom Entertainment Business Combination”) with Kustom Entertainment, Inc., a Nevada corporation (“Kustom Entertainment”).

If the Company has not completed the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Board, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to waive: (i) their redemption rights with respect to any Founder Shares (as defined below) (see Note 5), Private Placement Shares and Public Shares held by them, as applicable, in connection with the completion of the initial Business Combination; (ii) their redemption rights with respect to any Founder Shares and Public Shares held by them in connection with a stockholder vote to amend the Company’s Amended and Restated Charter (a) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period or (b) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity; and (iii) their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the prescribed time.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company and, therefore, the Sponsor may not be able to satisfy those obligations. The Company has not asked the Sponsor to reserve for such obligations.

Franchise and Income Tax Withdrawals from Trust Account

Since completion of its IPO on July 19, 2021, and through December 31, 2023, the Company withdrew $1,017,913 from the Trust Account to pay its liabilities related to the federal and Floria state and Delaware franchise taxes. Through December 31, 2023, the Company remitted $777,312 to the respective tax authorities. Additionally, as of December 31, 2023, the Company had accrued but unpaid income tax liability of $134,428 and was in a credit position of $75,143 for Delaware franchise tax, which resulted in remaining excess of funds withdrawn from the Trust Account, but not remitted to the government authorities of $181,316. As of December 31, 2023, the Company had $162,933 in its operating account and inadvertently used $77,668 of the funds withdrawn from the Trust Account for payment of taxes for payment of other operating expenses not related to taxes. The Company continues to incur further tax liabilities and intends to cover such liabilities from the funds in its operating account and, if necessary, from the proceeds from the promissory note to Sponsor, without recurring to additional withdrawals from the Trust Account, until the excess of the funds withdrawn from the Trust Account over the amounts remitted to the government authorities is cured.

Going Concern

As of December 31, 2023 and 2022, the Company had $162,933 and $303,449 in cash, respectively, and working capital deficit of $4,493,502 and $2,882,521 (net of Delaware franchise and income taxes), respectively.

Prior to the completion of the IPO, the Company’s liquidity needs had been satisfied through a payment from the Sponsor of $25,000 (see Note 5) for the Founder Shares to cover certain offering costs and the loan under an unsecured promissory note from the Sponsor of $300,000 (see Note 5).

On July 24, 2023, the Company issued a promissory note (the “2023 Working Capital Note”) in the principal amount of up to $300,000 to the Sponsor. The 2023 Working Capital Note was issued in connection with advances the Sponsor may make in the future to the Company for working capital expenses. The loan is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date the winding up of the Company is effective.

At various dates in the fourth quarter of 2023, the Sponsor advanced to the Company $415,000 for the Company’s working capital needs. On January 22, 2024, the Company issued the a promissory note (the “2024 Working Capital Note”) in the principal amount of up to $1,000,000 to the Sponsor. The 2024 Working Capital Note was issued in connection with advances the Sponsor may make in the future to the Company for working capital expenses. The loan is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date the winding up of the Company is effective. The funds advanced in the fourth quarter of 2023 were considered advanced under terms of this 2024 Working Capital Note and were outstanding as of December 31, 2023.

In addition, in order to finance transaction costs in connection with an Initial Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans, as defined below (see Note 5). $715,000 and $0 were outstanding under Working Capital Loans as of December 31, 2023, and 2022, respectively.

Until the consummation of an initial Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating, and consummating the initial Business Combination. The Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s Sponsor, officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses.

The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. In connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) Topic 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” The Company has until July 22, 2024 to consummate an initial Business Combination, unless otherwise extended. It is uncertain that the Company will be able to consummate an initial Business Combination by this time. If an initial Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary, should the Company be unable to continue as a going concern, and also do not include any adjustments that might result should an initial Business Combination not occur.

Merger Agreement

On June 1, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with CL Merger Sub, Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), the Sponsor, in the capacity as the representative from and after the Effective Time (as defined in the Merger Agreement) for the stockholders of the Company (other than the Kustom Entertainment Stockholder (as defined below) as of immediately prior to the Effective Time and its successors and assignees) in accordance with the terms and conditions of the Merger Agreement, Kustom Entertainment, which has a focus and mission to own and produce events, festivals, and entertainment alongside its evolving primary and secondary ticketing technologies, and Digital Ally, Inc., a Nevada corporation and the sole stockholder of Kustom Entertainment (the “Kustom Entertainment Stockholder”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Kustom Entertainment (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Merger Transactions”), with Kustom Entertainment continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of the Company. In the Merger, all of the issued and outstanding capital stock of Kustom Entertainment immediately prior to the Effective Time shall no longer be outstanding and shall automatically be cancelled and shall cease to exist, in exchange for the right for the Kustom Entertainment Stockholder to receive the Merger Consideration (as defined herein). Upon consummation of the Transactions, the Company will change its name to “Kustom Entertainment, Inc.”

The aggregate merger consideration to be paid pursuant to the Merger Agreement to the Kustom Entertainment Stockholder as of immediately prior to the Effective Time will be an amount equal to (the “Merger Consideration”) (i) $125 million, minus (ii) the estimated consolidated indebtedness of Kustom Entertainment as of the Closing (“Closing Indebtedness”). The Merger Consideration to be paid to the Kustom Entertainment Stockholder will be paid solely by the delivery of new shares of the Company’s Class A Common Stock, each valued at $11.14 per share. The Closing Indebtedness (and the resulting Merger Consideration) is based solely on estimates determined shortly prior to the Closing and is not subject to any post-Closing true-up or adjustment.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The Treasury has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with an initial Business Combination, a vote by the stockholders of the Company to extend the period of time to complete the initial Business Combination (“Extension Vote”) or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with an initial Business Combination, Extension Vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the initial Business Combination, extension or otherwise, (ii) the structure of an initial Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with an initial Business Combination (or otherwise issued not in connection with an initial Business Combination but issued within the same taxable year of an initial Business Combination), and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete an initial Business Combination and in the Company’s ability to complete an initial Business Combination.